Commitments and Contingencies - Schedule of Restructuring Liability (Details) - BOLT THREADS, INC. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Commitments and Contingencies - Schedule of Restructuring Liability (Details) [Line Items]
Balance at beginning
Employee termination benefits charges incurred during the period	3,973
Amounts paid or otherwise settled during the period	(3,733)
Balance at ending	$ 240